FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	Oct. 31, 2011
Commercial Paper	$ 2,683,000
Fixed Income Securities [Member]
Available For Sale Securities Government Agency Debt Securities	$ 702,000